Distribution Date:	10/19/26	BBCMS Mortgage Trust 2021-C10
Determination Date:	10/13/26
Next Distribution Date:	11/18/26
Record Date:	09/30/26	Commercial Mortgage Pass-Through Certificates
Series 2021-C10

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Barclays Commercial Mortgage Securities LLC
Certificate Factor Detail	4		Daniel Schmidt		SPLegalNotices@barclays.com;
					CMBSsecuritization@barclays.com
Certificate Interest Reconciliation Detail	5		745 Seventh Avenue, 4th Floor | New York, NY 10019 | United States
Additional Information	6	Master Servicer	KeyBank National Association
Bond / Collateral Reconciliation - Cash Flows	7		www.key.com/key2cre		Surveillance_Inquiries@KeyBank.com
Bond / Collateral Reconciliation - Balances	8		11501 Outlook Street, Suite 300 | Overland Park , KS 66211 | United States
Current Mortgage Loan and Property Stratification	9-13	Special Servicer	Rialto Capital Advisors, LLC
Mortgage Loan Detail (Part 1)	14-15		General	(305) 229-6465
			200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	16-18
		Operating Advisor & Asset	Pentalpha Surveillance LLC
Principal Prepayment Detail	19	Representations Reviewer
Historical Detail	20		Attention: Transaction Manager		notices@pentalphasurveillance.com
Delinquency Loan Detail	21		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	22		Bank, N.A.
Specially Serviced Loan Detail - Part 1	23		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	24				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	25
Historical Liquidated Loan Detail	26
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	05551VBE2	0.770000%	23,478,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	05551VBF9	2.071000%	24,100,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-5	05551VBJ1	2.492000%	480,300,000.00	445,948,421.59	0.00	926,086.22	0.00	0.00	926,086.22	445,948,421.59	33.49%	30.00%
A-SB	05551VBG7	2.268000%	40,774,000.00	38,786,795.41	656,360.85	73,307.04	0.00	0.00	729,667.89	38,130,434.56	33.49%	30.00%
A-S	05551VBM4	2.684000%	75,144,000.00	75,144,000.00	0.00	168,072.08	0.00	0.00	168,072.08	75,144,000.00	23.16%	20.75%
B	05551VBN2	2.492000%	35,540,000.00	35,540,000.00	0.00	73,804.73	0.00	0.00	73,804.73	35,540,000.00	18.28%	16.38%
C	05551VBP7	2.840000%	35,541,000.00	35,541,000.00	0.00	84,113.70	0.00	0.00	84,113.70	35,541,000.00	13.39%	12.00%
D	05551VAC7	2.000000%	21,325,000.00	21,325,000.00	0.00	35,541.67	0.00	0.00	35,541.67	21,325,000.00	10.46%	9.38%
E	05551VAE3	2.000000%	17,262,000.00	17,262,000.00	0.00	28,770.00	0.00	0.00	28,770.00	17,262,000.00	8.09%	7.25%
F	05551VAG8	2.000000%	11,170,000.00	11,170,000.00	0.00	18,616.67	0.00	0.00	18,616.67	11,170,000.00	6.56%	5.88%
G	05551VAJ2	2.000000%	8,124,000.00	8,124,000.00	0.00	13,540.00	0.00	0.00	13,540.00	8,124,000.00	5.44%	4.88%
H-RR	05551VAL7	3.157772%	8,123,000.00	8,123,000.00	0.00	21,375.48	0.00	0.00	21,375.48	8,123,000.00	4.33%	3.88%
J-RR*	05551VAN3	3.157772%	31,479,939.00	31,479,939.00	0.00	68,494.28	0.00	0.00	68,494.28	31,479,939.00	0.00%	0.00%
RR	05551VBC6	3.657772%	22,208,016.00	19,913,930.73	17,943.34	60,308.37	0.00	0.00	78,251.71	19,895,987.39	0.00%	0.00%
RR Interest	N/A	3.657772%	12,213,699.00	10,952,025.43	9,868.27	33,167.68	0.00	0.00	43,035.95	10,942,157.16	0.00%	0.00%
R	05551VAY9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
S	05551VBA0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			846,782,654.00	759,310,112.16	684,172.46	1,605,197.92	0.00	0.00	2,289,370.38	758,625,939.70

X-A	05551VBK8	1.183696%	568,652,000.00	484,735,217.00	0.00	478,149.12	0.00	0.00	478,149.12	484,078,856.15
X-B	05551VBL6	0.982521%	146,225,000.00	146,225,000.00	0.00	119,724.23	0.00	0.00	119,724.23	146,225,000.00
X-D	05551VAA1	1.657772%	38,587,000.00	38,587,000.00	0.00	53,307.04	0.00	0.00	53,307.04	38,587,000.00
X-F	05551VAQ6	1.657772%	11,170,000.00	11,170,000.00	0.00	15,431.09	0.00	0.00	15,431.09	11,170,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-G	05551VAS2	1.657772%	8,124,000.00	8,124,000.00	0.00	11,223.12	0.00	0.00	11,223.12	8,124,000.00
X-H	05551VAU7	0.500000%	8,123,000.00	8,123,000.00	0.00	3,384.58	0.00	0.00	3,384.58	8,123,000.00
X-J	05551VAW3	0.500000%	31,479,939.00	31,479,939.00	0.00	13,116.64	0.00	0.00	13,116.64	31,479,939.00
Notional SubTotal			812,360,939.00	728,444,156.00	0.00	694,335.82	0.00	0.00	694,335.82	727,787,795.15

Deal Distribution Total					684,172.46	2,299,533.74	0.00	0.00	2,983,706.20

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	05551VBE2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	05551VBF9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5	05551VBJ1	928.47891233	0.00000000	1.92814120	0.00000000	0.00000000	0.00000000	0.00000000	1.92814120	928.47891233
A-SB	05551VBG7	951.26294722	16.09753397	1.79788689	0.00000000	0.00000000	0.00000000	0.00000000	17.89542086	935.16541325
A-S	05551VBM4	1,000.00000000	0.00000000	2.23666667	0.00000000	0.00000000	0.00000000	0.00000000	2.23666667	1,000.00000000
B	05551VBN2	1,000.00000000	0.00000000	2.07666657	0.00000000	0.00000000	0.00000000	0.00000000	2.07666657	1,000.00000000
C	05551VBP7	1,000.00000000	0.00000000	2.36666667	0.00000000	0.00000000	0.00000000	0.00000000	2.36666667	1,000.00000000
D	05551VAC7	1,000.00000000	0.00000000	1.66666682	0.00000000	0.00000000	0.00000000	0.00000000	1.66666682	1,000.00000000
E	05551VAE3	1,000.00000000	0.00000000	1.66666667	0.00000000	0.00000000	0.00000000	0.00000000	1.66666667	1,000.00000000
F	05551VAG8	1,000.00000000	0.00000000	1.66666697	0.00000000	0.00000000	0.00000000	0.00000000	1.66666697	1,000.00000000
G	05551VAJ2	1,000.00000000	0.00000000	1.66666667	0.00000000	0.00000000	0.00000000	0.00000000	1.66666667	1,000.00000000
H-RR	05551VAL7	1,000.00000000	0.00000000	2.63147606	0.00000000	0.00000000	0.00000000	0.00000000	2.63147606	1,000.00000000
J-RR	05551VAN3	1,000.00000000	0.00000000	2.17580727	0.45566924	4.73094246	0.00000000	0.00000000	2.17580727	1,000.00000000
RR	05551VBC6	896.70012531	0.80796682	2.71561269	0.01765759	0.18408173	0.00000000	0.00000000	3.52357950	895.89215849
RR Interest	N/A	896.70012582	0.80796735	2.71561302	0.01765804	0.18408182	0.00000000	0.00000000	3.52358037	895.89215847
R	05551VAY9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
S	05551VBA0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	05551VBK8	852.42858022	0.00000000	0.84084663	0.00000000	0.00000000	0.00000000	0.00000000	0.84084663	851.27434028
X-B	05551VBL6	1,000.00000000	0.00000000	0.81876717	0.00000000	0.00000000	0.00000000	0.00000000	0.81876717	1,000.00000000
X-D	05551VAA1	1,000.00000000	0.00000000	1.38147666	0.00000000	0.00000000	0.00000000	0.00000000	1.38147666	1,000.00000000
X-F	05551VAQ6	1,000.00000000	0.00000000	1.38147628	0.00000000	0.00000000	0.00000000	0.00000000	1.38147628	1,000.00000000
X-G	05551VAS2	1,000.00000000	0.00000000	1.38147710	0.00000000	0.00000000	0.00000000	0.00000000	1.38147710	1,000.00000000
X-H	05551VAU7	1,000.00000000	0.00000000	0.41666626	0.00000000	0.00000000	0.00000000	0.00000000	0.41666626	1,000.00000000
X-J	05551VAW3	1,000.00000000	0.00000000	0.41666663	0.00000000	0.00000000	0.00000000	0.00000000	0.41666663	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5	09/01/26 - 09/30/26	30	0.00	926,086.22	0.00	926,086.22	0.00	0.00	0.00	926,086.22	0.00
A-SB	09/01/26 - 09/30/26	30	0.00	73,307.04	0.00	73,307.04	0.00	0.00	0.00	73,307.04	0.00
X-A	09/01/26 - 09/30/26	30	0.00	478,149.12	0.00	478,149.12	0.00	0.00	0.00	478,149.12	0.00
X-B	09/01/26 - 09/30/26	30	0.00	119,724.23	0.00	119,724.23	0.00	0.00	0.00	119,724.23	0.00
X-D	09/01/26 - 09/30/26	30	0.00	53,307.04	0.00	53,307.04	0.00	0.00	0.00	53,307.04	0.00
X-F	09/01/26 - 09/30/26	30	0.00	15,431.09	0.00	15,431.09	0.00	0.00	0.00	15,431.09	0.00
X-G	09/01/26 - 09/30/26	30	0.00	11,223.12	0.00	11,223.12	0.00	0.00	0.00	11,223.12	0.00
X-H	09/01/26 - 09/30/26	30	0.00	3,384.58	0.00	3,384.58	0.00	0.00	0.00	3,384.58	0.00
X-J	09/01/26 - 09/30/26	30	0.00	13,116.64	0.00	13,116.64	0.00	0.00	0.00	13,116.64	0.00
A-S	09/01/26 - 09/30/26	30	0.00	168,072.08	0.00	168,072.08	0.00	0.00	0.00	168,072.08	0.00
B	09/01/26 - 09/30/26	30	0.00	73,804.73	0.00	73,804.73	0.00	0.00	0.00	73,804.73	0.00
C	09/01/26 - 09/30/26	30	0.00	84,113.70	0.00	84,113.70	0.00	0.00	0.00	84,113.70	0.00
D	09/01/26 - 09/30/26	30	0.00	35,541.67	0.00	35,541.67	0.00	0.00	0.00	35,541.67	0.00
E	09/01/26 - 09/30/26	30	0.00	28,770.00	0.00	28,770.00	0.00	0.00	0.00	28,770.00	0.00
F	09/01/26 - 09/30/26	30	0.00	18,616.67	0.00	18,616.67	0.00	0.00	0.00	18,616.67	0.00
G	09/01/26 - 09/30/26	30	0.00	13,540.00	0.00	13,540.00	0.00	0.00	0.00	13,540.00	0.00
H-RR	09/01/26 - 09/30/26	30	0.00	21,375.48	0.00	21,375.48	0.00	0.00	0.00	21,375.48	0.00
J-RR	09/01/26 - 09/30/26	30	134,232.11	82,838.72	0.00	82,838.72	14,344.44	0.00	0.00	68,494.28	148,929.78
RR	09/01/26 - 09/30/26	30	3,684.72	60,700.51	0.00	60,700.51	392.14	0.00	0.00	60,308.37	4,088.09
RR Interest	09/01/26 - 09/30/26	30	2,026.48	33,383.34	0.00	33,383.34	215.67	0.00	0.00	33,167.68	2,248.32
Totals			139,943.31	2,314,485.98	0.00	2,314,485.98	14,952.25	0.00	0.00	2,299,533.74	155,266.19

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 29

	Additional Information

Total Available Distribution Amount (1)	2,983,706.20
Non-VRR Available Funds	2,862,418.55
VRR Available Funds	121,287.66
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,324,385.08	Master Servicing Fee	2,621.87
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,758.10
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	316.38
ARD Interest	0.00	Operating Advisor Fee	1,012.88
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	189.83
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,324,385.08	Total Fees	9,899.06

Principal		Expenses/Reimbursements
Scheduled Principal	684,172.46	Reimbursement for Interest on Advances	13.52
Unscheduled Principal Collections		ASER Amount	3,438.73
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	11,500.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	684,172.46	Total Expenses/Reimbursements	14,952.25

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,299,533.74
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	684,172.46
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,983,706.20
Total Funds Collected	3,008,557.54	Total Funds Distributed	3,008,557.51

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	759,310,112.86	759,310,112.86	Beginning Certificate Balance	759,310,112.16
(-) Scheduled Principal Collections	684,172.46	684,172.46	(-) Principal Distributions	684,172.46
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	758,625,940.40	758,625,940.40	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	759,605,074.81	759,605,074.81	Ending Certificate Balance	758,625,939.70
Ending Actual Collateral Balance	758,825,916.31	758,825,916.31

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.70)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.70)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.66%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	2	9,828,505.76	1.30%	56	3.9196	NAP	Defeased	2	9,828,505.76	1.30%	56	3.9196	NAP
4,999,999 or less	12	43,176,930.33	5.69%	55	4.0821	2.326271	1.59 or less	11	214,294,754.80	28.25%	55	3.7681	1.167331
5,000,000 to 9,999,999	21	143,058,080.94	18.86%	55	3.7722	2.825459	1.60 to 1.69	2	14,311,366.00	1.89%	56	3.9421	1.612857
10,000,000 to 19,999,999	9	126,830,913.42	16.72%	54	3.6085	2.506982	1.70 to 1.79	1	4,472,617.96	0.59%	55	4.6353	1.740000
20,000,000 to 29,999,999	9	217,615,752.88	28.69%	54	3.7548	2.431993	1.80 to 1.89	4	64,451,768.54	8.50%	55	3.5442	1.825404
30,000,000 to 39,999,999	2	71,946,150.81	9.48%	57	3.4755	1.010904	1.90 to 1.99	3	15,062,170.61	1.99%	54	3.9083	1.956975
40,000,000 or greater	3	146,169,606.26	19.27%	49	3.4721	2.503453	2.00 to 2.49	9	139,884,783.88	18.44%	55	3.8164	2.131966
Totals	58	758,625,940.40	100.00%	54	3.6734	2.383099	2.50 to 2.99	11	103,047,327.08	13.58%	51	3.6467	2.723542
							3.00 to 3.99	10	95,982,645.77	12.65%	55	3.6321	3.424850
							4.00 or greater	5	97,290,000.00	12.82%	49	3.2691	4.674216
							Totals	58	758,625,940.40	100.00%	54	3.6734	2.383099
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	2	9,828,505.76	1.30%	56	3.9196	NAP	Pennsylvania	5	110,798,531.84	14.61%	55	3.4370	1.174366
Arizona	9	41,034,382.84	5.41%	55	3.6913	2.043763	South Dakota	1	113,590.74	0.01%	38	4.8500	2.360000
California	14	68,428,230.67	9.02%	56	3.9528	2.228731	Tennessee	1	239,383.42	0.03%	38	4.8500	2.360000
Colorado	2	7,516,573.36	0.99%	56	3.8023	3.128302	Texas	7	45,002,613.48	5.93%	56	3.5427	2.021466
Florida	9	94,040,561.31	12.40%	54	3.9252	2.656199	Utah	1	124,006.73	0.02%	38	4.8500	2.360000
Georgia	1	8,540,000.00	1.13%	57	2.7200	8.050000	Virginia	1	173,200.68	0.02%	38	4.8500	2.360000
Illinois	3	26,743,317.93	3.53%	56	3.5319	2.031045	Washington	1	6,000,000.00	0.79%	56	3.7100	2.960000
Iowa	2	279,326.72	0.04%	38	4.8500	2.360000	Washington, DC	1	29,600,000.00	3.90%	55	4.2280	2.190000
Kansas	5	683,481.22	0.09%	38	4.8500	2.360000	Wyoming	6	1,514,745.61	0.20%	38	4.8500	2.360000
Kentucky	1	4,721,267.41	0.62%	57	3.5000	2.230000	Totals	121	758,625,940.40	100.00%	54	3.6734	2.383099
Louisiana	2	2,651,473.05	0.35%	55	3.8176	2.746578
									Property Type³
Maryland	1	41,032.93	0.01%	38	4.8500	2.360000
Michigan	4	28,455,981.11	3.75%	55	3.7610	2.937170		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Minnesota	2	25,630,883.32	3.38%	55	3.5609	2.919325		Properties	Balance	Agg. Bal.			DSCR¹
Missouri	2	431,265.26	0.06%	38	4.8500	2.360000	Defeased	2	9,828,505.76	1.30%	56	3.9196	NAP
Montana	2	309,095.78	0.04%	38	4.8500	2.360000	Industrial	6	88,357,742.31	11.65%	56	3.4395	2.510411
Nebraska	4	858,419.94	0.11%	38	4.8500	2.360000	Lodging	46	56,437,219.60	7.44%	41	3.7283	4.148536
Nevada	6	93,438,158.06	12.32%	48	3.6453	3.176763	Mixed Use	5	28,210,530.64	3.72%	56	3.8078	2.057713
New Jersey	1	47,169,606.26	6.22%	55	3.4000	1.820000	Mobile Home Park	9	33,436,366.00	4.41%	56	4.0372	2.825073
New Mexico	3	799,800.56	0.11%	38	4.8500	2.360000	Multi-Family	13	150,594,286.72	19.85%	54	3.6158	2.041786
New York	15	88,524,889.09	11.67%	52	3.4719	2.701782	Office	14	225,411,536.72	29.71%	56	3.6053	2.021376
North Carolina	2	8,172,617.96	1.08%	55	4.4179	2.640935	Other	1	4,721,267.41	0.62%	57	3.5000	2.230000
North Dakota	1	78,994.35	0.01%	38	4.8500	2.360000	Retail	8	71,312,297.75	9.40%	49	4.1675	2.138779
Oklahoma	2	3,973,206.48	0.52%	56	4.0342	3.069827	Self Storage	17	90,316,187.47	11.91%	55	3.5495	2.833161
Oregon	2	2,708,796.51	0.36%	55	3.8532	3.292148	Totals	121	758,625,940.40	100.00%	54	3.6734	2.383099

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	9,828,505.76	1.30%	56	3.9196	NAP	Defeased	2	9,828,505.76	1.30%	56	3.9196	NAP
	3.24999% or less	4	68,359,236.31	9.01%	56	3.0226	4.214474	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.25000% to 3.74999%	25	428,448,280.15	56.48%	53	3.5016	2.258029	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.75000% to 3.99999%	12	127,250,723.30	16.77%	56	3.8268	2.158731	25 months or greater	56	748,797,434.64	98.70%	54	3.6702	2.391178
	4.00000% to 4.24999%	7	65,814,850.30	8.68%	53	4.1564	2.202534	Totals	58	758,625,940.40	100.00%	54	3.6734	2.383099
	4.25000% to 4.49999%	1	5,780,000.00	0.76%	54	4.3760	1.920000
	4.50000% to 4.74999%	3	15,532,124.97	2.05%	55	4.5474	2.261932
	4.75000% or greater	4	37,612,219.61	4.96%	52	4.9167	1.836420
	Totals	58	758,625,940.40	100.00%	54	3.6734	2.383099
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	9,828,505.76	1.30%	56	3.9196	NAP	Defeased	2	9,828,505.76	1.30%	56	3.9196	NAP
	100 months or less	56	748,797,434.64	98.70%	54	3.6702	2.391178	Interest Only	29	409,735,300.00	54.01%	53	3.6829	2.902592
101 months to 114 months		0	0.00	0.00%	0	0.0000	0.000000	342 months or less	27	339,062,134.64	44.69%	55	3.6549	1.773168
	115 months or greater	0	0.00	0.00%	0	0.0000	0.000000	343 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	58	758,625,940.40	100.00%	54	3.6734	2.383099	Totals	58	758,625,940.40	100.00%	54	3.6734	2.383099
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	2	9,828,505.76	1.30%	56	3.9196	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	52	719,224,233.55	94.81%	54	3.6607	2.401961
	13 months to 24 months	3	22,135,981.48	2.92%	56	3.5827	2.051332
	25 months or greater	1	7,437,219.61	0.98%	38	4.8500	2.360000
	Totals	58	758,625,940.40	100.00%	54	3.6734	2.383099
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 29

						Mortgage Loan Detail (Part 1)

						Interest						Original	Adjusted	Beginning	Ending	Paid
			Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group Type		City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	10227201	1	MF	Philadelphia	PA	Actual/360	3.456%	144,000.33	0.00	0.00	N/A	02/05/31	--	50,000,000.00	50,000,000.00	10/05/26
2	10227205	1	OF	Parsippany	NJ	Actual/360	3.400%	133,889.85	85,633.36	0.00	N/A	05/06/31	--	47,255,239.62	47,169,606.26	10/06/26
3	10224599	1	LO	Las Vegas	NV	Actual/360	3.558%	145,285.00	0.00	0.00	03/05/30	03/05/32	--	49,000,000.00	49,000,000.00	10/05/26
4	10227211	1	IN	Philadelphia	PA	Actual/360	3.340%	110,064.47	84,772.85	0.00	07/01/31	01/01/32	--	39,544,121.07	39,459,348.22	10/01/26
5	10227212	1	OF	Las Vegas	NV	Actual/360	3.640%	98,705.41	53,440.95	0.00	N/A	06/06/31	--	32,540,243.54	32,486,802.59	10/06/26
6	10227213	1	MF	Denton	TX	Actual/360	3.436%	85,398.92	0.00	0.00	N/A	06/06/31	--	29,825,000.00	29,825,000.00	10/06/26
7	10227214	1	OF	Washington	DC	Actual/360	4.228%	104,290.67	0.00	0.00	N/A	05/05/31	--	29,600,000.00	29,600,000.00	10/05/26
8	10227215	1	IN	Plymouth	MN	Actual/360	3.559%	75,932.37	0.00	0.00	N/A	05/06/31	--	25,600,000.00	25,600,000.00	10/06/26
9	10227216	1	OF	Brooklyn	NY	Actual/360	2.816%	58,670.83	0.00	0.00	N/A	06/06/31	--	25,000,000.00	25,000,000.00	10/06/26
10	10227217	1	OF	Lake Forest	CA	Actual/360	3.820%	76,581.87	38,323.90	0.00	N/A	06/01/31	--	24,057,131.57	24,018,807.67	10/01/26
12	10227219	1	RT	Dania Beach	FL	Actual/360	4.977%	93,940.88	0.00	0.00	N/A	06/06/31	--	22,650,000.00	22,650,000.00	10/06/26
13	10227220	1	MU	Miami	FL	Actual/360	3.870%	65,001.92	33,687.83	0.00	N/A	06/06/31	--	20,155,633.04	20,121,945.21	10/06/26
14	10227221	1	MH	Various	Various	Actual/360	3.770%	65,346.67	0.00	0.00	N/A	06/06/31	--	20,800,000.00	20,800,000.00	10/06/26
15	10227222	1	RT	Brooklyn	NY	Actual/360	3.359%	55,980.00	0.00	0.00	N/A	01/01/30	--	20,000,000.00	20,000,000.00	10/01/26
16	10227223	1	SS	Various	FL	Actual/360	3.245%	53,606.27	33,162.65	0.00	N/A	05/01/31	--	19,823,583.29	19,790,420.64	10/01/26
17	10227224	1	Various Various		NY	Actual/360	3.830%	56,222.17	0.00	0.00	N/A	07/06/31	--	17,615,300.00	17,615,300.00	10/06/26
18	10227225	1	OF	Trevose	PA	Actual/360	3.533%	44,150.83	27,991.38	0.00	N/A	06/05/31	--	14,996,037.63	14,968,046.25	09/05/26
19	10227226	1	SS	Various	FL	Actual/360	3.245%	40,708.52	25,183.67	0.00	N/A	05/01/31	--	15,053,999.34	15,028,815.67	10/01/26
20	10227227	1	MF	Grand Rapids	MI	Actual/360	3.665%	45,812.50	0.00	0.00	N/A	05/06/31	--	15,000,000.00	15,000,000.00	10/06/26
21	10227228	1	OF	Schaumburg	IL	Actual/360	3.670%	40,861.74	25,862.79	0.00	N/A	06/06/31	--	13,360,786.63	13,334,923.84	10/06/26
22	10227229	1	Various Tucson		AZ	Actual/360	3.516%	25,844.09	63,614.48	0.00	N/A	05/06/31	--	8,820,509.54	8,756,895.06	10/06/26
23	10227230	1	RT	Orange City	FL	Actual/360	4.187%	38,283.59	22,748.75	0.00	N/A	02/06/30	--	10,972,128.54	10,949,379.79	09/06/26
25	10222325	1	SS	Phoenix	AZ	Actual/360	3.840%	29,515.44	18,478.89	0.00	N/A	06/01/31	--	9,223,575.72	9,205,096.83	10/01/26
26	10227232	1	MF	Bronx	NY	Actual/360	4.076%	34,505.60	14,638.73	0.00	N/A	06/06/31	--	10,158,665.96	10,144,027.23	10/06/26
27	10227233	1	OF	Glendale	AZ	Actual/360	3.322%	27,683.33	0.00	0.00	N/A	06/06/31	--	10,000,000.00	10,000,000.00	10/06/26
28	10227234	1	LO	Various	Various	Actual/360	4.850%	30,182.98	30,734.65	0.00	N/A	12/06/29	--	7,467,954.26	7,437,219.61	06/06/26
29	10227235	1	MF	Grayslake	IL	Actual/360	3.285%	25,321.88	0.00	0.00	N/A	06/05/31	--	9,250,000.00	9,250,000.00	10/05/26
30	10227236	1	MF	Brooklyn	NY	Actual/360	3.910%	29,976.67	0.00	0.00	N/A	06/06/31	--	9,200,000.00	9,200,000.00	10/06/26
32	10221716	1	IN	Athens	GA	Actual/360	2.720%	19,357.33	0.00	0.00	N/A	07/01/31	--	8,540,000.00	8,540,000.00	10/01/26
34	10222739	1	SS	Chandler	AZ	Actual/360	3.600%	20,559.99	14,220.38	0.00	N/A	06/01/31	--	6,853,330.72	6,839,110.34	10/01/26
35	10227238	1	OF	Boulder	CO	Actual/360	3.800%	23,750.00	0.00	0.00	N/A	06/06/31	--	7,500,000.00	7,500,000.00	10/06/26
36	10222604	1	SS	North Las Vegas	NV	Actual/360	3.620%	20,060.18	13,757.95	0.00	N/A	06/01/31	--	6,649,782.86	6,636,024.91	10/01/26
37	10222257	1	SS	Ventura	CA	Actual/360	3.590%	21,988.75	0.00	0.00	N/A	06/01/31	--	7,350,000.00	7,350,000.00	10/01/26
38	10227239	1	MF	Various	PA	Actual/360	3.663%	19,483.53	11,673.58	0.00	N/A	06/06/31	--	6,382,810.95	6,371,137.37	10/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 29

						Mortgage Loan Detail (Part 1)

						Interest						Original	Adjusted	Beginning	Ending	Paid
			Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group Type		City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
39	10227240	1	MF	Taylor	MI	Actual/360	3.680%	18,124.39	12,179.68	0.00	N/A	05/06/31	--	5,910,126.97	5,897,947.29	10/06/26
40	10227241	1	MF	Brooklyn	NY	Actual/360	3.795%	20,556.25	0.00	0.00	N/A	06/06/31	--	6,500,000.00	6,500,000.00	10/06/26
41	10227242	1	MF	Ceres	CA	Actual/360	4.522%	22,493.63	9,611.55	0.00	N/A	04/01/31	--	5,969,118.56	5,959,507.01	10/01/26
42	10222220	1	SS	Enumclaw	WA	Actual/360	3.710%	18,550.00	0.00	0.00	N/A	06/01/31	--	6,000,000.00	6,000,000.00	10/01/26
43	10227243	1	RT	Menomonee Falls	WI	Actual/360	3.848%	18,770.54	0.00	0.00	N/A	06/06/31	--	5,853,600.00	5,853,600.00	10/06/26
44	10227244	1	OF	Chandler	AZ	Actual/360	4.376%	21,077.73	0.00	0.00	N/A	04/06/31	--	5,780,000.00	5,780,000.00	10/06/26
45	10223407	1	IN	West Palm Beach	FL	Actual/360	3.580%	16,408.33	0.00	0.00	N/A	07/01/31	--	5,500,000.00	5,500,000.00	10/01/26
47	10218093	1	MH	Fowlerville	MI	Actual/360	4.000%	17,067.33	8,832.45	0.00	N/A	07/01/31	--	5,120,198.45	5,111,366.00	10/01/26
48	10221107	1	98	Lexington	KY	Actual/360	3.500%	13,799.27	9,910.29	0.00	N/A	07/01/31	--	4,731,177.70	4,721,267.41	07/01/26
49	10219532	1	OF	Amarillo	TX	Actual/360	3.600%	15,397.02	8,562.79	0.00	N/A	04/01/31	--	5,132,339.31	5,123,776.52	10/01/26
50	10227245	1	IN	Henderson	NV	Actual/360	4.500%	19,125.00	0.00	0.00	N/A	06/01/31	--	5,100,000.00	5,100,000.00	10/01/26
51	10227246	1	OF	Austin	TX	Actual/360	3.717%	15,486.25	0.00	0.00	06/06/31	06/06/34	--	5,000,000.00	5,000,000.00	10/06/26
53	10222360	1	OF	El Paso	TX	Actual/360	3.850%	14,748.26	7,285.73	0.00	N/A	06/01/31	--	4,596,859.32	4,589,573.59	10/01/26
54	10227247	1	RT	Charlotte	NC	Actual/360	4.635%	17,299.26	5,864.77	0.00	N/A	05/06/31	--	4,478,482.73	4,472,617.96	10/06/26
55	10227248	1	IN	Elmhurst	IL	Actual/360	3.638%	12,628.89	7,264.02	0.00	N/A	05/06/31	--	4,165,658.11	4,158,394.09	10/06/26
56	10227249	1	MH	Compton	CA	Actual/360	4.840%	17,242.50	0.00	0.00	N/A	04/01/31	--	4,275,000.00	4,275,000.00	10/01/26
57	10227250	1	IN	Frankfort	KY	Actual/360	4.025%	13,355.56	6,876.18	0.00	N/A	06/06/31	--	3,981,781.94	3,974,905.76	10/06/26
58	10227251	1	SS	Tuttle	OK	Actual/360	4.011%	12,932.30	5,639.93	0.00	N/A	06/06/31	--	3,869,049.39	3,863,409.46	10/06/26
59	10227252	1	SS	San Bernardino	CA	Actual/360	3.854%	11,883.17	0.00	0.00	N/A	06/06/31	--	3,700,000.00	3,700,000.00	10/06/26
60	10227253	1	SS	Raleigh	NC	Actual/360	4.155%	12,811.25	0.00	0.00	N/A	04/01/31	--	3,700,000.00	3,700,000.00	10/01/26
61	10227254	1	MH	Compton	CA	Actual/360	4.750%	12,864.58	0.00	0.00	N/A	04/01/31	--	3,250,000.00	3,250,000.00	10/01/26
62	10227255	1	MF	Detroit	MI	Actual/360	4.046%	8,263.57	4,218.28	0.00	N/A	06/06/31	--	2,450,886.10	2,446,667.82	10/06/26
63	10227256	1	SS	Monroe	LA	Actual/360	3.755%	7,822.92	0.00	0.00	N/A	06/06/31	--	2,500,000.00	2,500,000.00	10/06/26
64	10222250	1	SS	El Cajon	CA	Actual/360	3.770%	4,712.50	0.00	0.00	N/A	05/01/31	--	1,500,000.00	1,500,000.00	10/01/26
Totals								2,324,385.08	684,172.46	0.00				759,310,112.86	758,625,940.40
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	1	8,605,188.82	9,155,993.43	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
2	1	8,603,927.83	8,737,646.15	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
3	1	716,717,361.00	511,368,117.00	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
4	1	5,123,514.61	869,311.79	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
5	1	3,097,170.74	1,573,180.43	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6	1	2,267,007.76	2,233,973.16	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7	1	2,664,295.08	1,386,905.16	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
8	1	3,003,057.56	1,489,595.64	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
9	1	3,244,580.77	3,147,822.13	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1	1,988,924.31	1,542,209.23	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1	1,874,365.00	910,666.50	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1	2,579,458.41	2,541,725.41	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1	2,502,781.74	2,705,390.70	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1	44,465,090.00	44,478,731.00	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1	2,553,241.19	1,210,384.98	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1	1,663,524.29	792,812.41	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1	1,847,244.85	1,476,091.32	01/01/25	09/30/25	--	0.00	0.00	72,110.97	72,110.97	7,363.73	0.00
19	1	1,862,660.78	864,435.65	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1	1,518,922.89	1,039,493.67	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1	1,432,573.69	350,822.45	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1	2,151,570.57	2,195,431.27	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1	1,836,617.65	982,949.89	01/01/26	06/30/26	--	0.00	0.00	61,009.48	61,009.48	0.00	0.00
25	1	875,945.34	458,577.59	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1	818,221.15	616,752.43	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1	835,026.11	942,901.62	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1	18,318,798.00	2,009,007.97	01/01/23	12/31/23	09/11/26	0.00	910.23	60,840.46	243,003.36	0.00	0.00
29	1	1,336,035.57	671,684.37	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1	605,574.04	298,954.27	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
32	1	2,118,973.00	1,064,041.77	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1	829,901.27	431,015.00	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1	1,146,392.33	925,495.94	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1	786,312.58	378,287.80	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1	755,529.72	755,076.18	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1	800,997.58	376,196.91	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1	933,457.13	523,608.75	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1	592,544.10	628,638.51	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
41	1	607,267.80	293,893.44	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
42	1	675,504.73	678,784.99	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
43	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
44	1	487,100.45	246,196.76	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
45	1	870,339.22	540,753.89	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
47	1	576,724.18	251,759.45	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
48	1	742,612.43	475,341.97	01/01/25	09/30/25	10/13/26	1,182,794.43	3,438.73	20,180.43	67,553.66	0.00	0.00
49	1	630,834.59	577,393.22	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
50	1	810,566.81	437,399.90	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
51	1	435,240.99	531,644.51	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
53	1	228,057.40	119,558.91	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
54	1	369,823.42	192,813.75	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
55	1	482,272.46	373,540.11	01/01/26	09/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
56	1	416,021.52	389,383.46	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
57	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
58	1	451,455.72	249,247.14	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
59	1	479,254.16	249,822.32	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
60	1	527,490.09	292,788.69	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
61	1	351,914.95	201,163.34	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
62	1	260,798.12	241,836.00	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

				Most Recent	Most Recent	Appraisal					Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
63	1	258,947.83	268,954.00	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
64	1	202,670.63	104,855.14	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals		862,221,684.96	617,851,059.47				1,182,794.43	4,348.96	214,141.34	443,677.47	7,363.73	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/19/26	0	0.00	1	4,721,267.41	1	7,437,219.61	0	0.00	1	7,437,219.61	0	0.00	0	0.00	0	0.00	3.673421%	3.657778%	54
09/17/26	1	4,731,177.70	0	0.00	1	7,467,954.26	0	0.00	1	7,467,954.26	0	0.00	0	0.00	0	0.00	3.673416%	3.657772%	55
08/17/26	0	0.00	0	0.00	1	7,497,559.17	0	0.00	1	7,497,559.17	0	0.00	0	0.00	0	0.00	3.673410%	3.657765%	56
07/17/26	1	9,200,000.00	0	0.00	1	7,527,040.95	0	0.00	1	7,527,040.95	0	0.00	0	0.00	0	0.00	3.673376%	3.657732%	57
06/17/26	0	0.00	0	0.00	1	7,557,414.03	0	0.00	1	7,557,414.03	0	0.00	1	275,906.48	0	0.00	3.680281%	3.664666%	57
05/15/26	0	0.00	1	7,878,243.92	0	0.00	0	0.00	1	7,878,243.92	0	0.00	0	0.00	0	0.00	3.680723%	3.665109%	58
04/17/26	1	15,130,380.92	1	7,907,203.27	0	0.00	0	0.00	1	7,907,203.27	0	0.00	0	0.00	0	0.00	3.680738%	3.665123%	59
03/17/26	0	0.00	2	23,091,394.02	0	0.00	0	0.00	1	7,934,981.33	0	0.00	0	0.00	0	0.00	3.680751%	3.665135%	60
02/18/26	1	15,186,823.20	1	7,965,850.00	0	0.00	0	0.00	1	7,965,850.00	0	0.00	0	0.00	0	0.00	3.680768%	3.665152%	61
01/16/26	1	7,993,384.15	0	0.00	0	0.00	0	0.00	1	7,993,384.15	0	0.00	0	0.00	2	12,830,000.00	3.680781%	3.665164%	62
12/17/25	0	0.00	0	0.00	0	0.00	0	0.00	1	8,020,803.78	0	0.00	0	0.00	0	0.00	3.696805%	3.681157%	62
11/18/25	1	15,265,663.47	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.696806%	3.681158%	63
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
18	10227225	09/05/26	0	B	72,110.97	72,110.97	50,304.23	14,996,037.63	02/19/26	7
23	10227230	09/06/26	0	B	61,009.48	61,009.48	1,000.00	10,972,128.54
28	10227234	06/06/26	3	6	60,840.46	243,003.36	0.00	7,557,414.03	04/30/24	7	06/26/24		11/12/25
48	10221107	07/01/26	2	2	20,180.43	67,553.66	162.14	4,749,993.23	06/23/26	13
Totals					214,141.34	443,677.47	51,466.37	38,275,573.43
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		38,386,599	30,949,380	0		7,437,220
49 - 60 Months		626,779,993	622,058,725	4,721,267		0
> 60 Months		93,459,348	93,459,348	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-26	758,625,940	746,467,453	0	4,721,267	0	7,437,220
Sep-26	759,310,113	747,110,981	4,731,178	0	0	7,467,954
Aug-26	759,957,305	752,459,746	0	0	0	7,497,559
Jul-26	760,651,007	743,923,966	9,200,000	0	0	7,527,041
Jun-26	777,197,840	769,640,426	0	0	0	7,557,414
May-26	778,117,105	770,238,861	0	0	0	7,878,244
Apr-26	778,737,102	755,699,518	15,130,381	0	0	7,907,203
Mar-26	779,323,485	756,232,091	0	15,156,413	0	7,934,981
Feb-26	780,003,332	756,850,659	15,186,823	7,965,850	0	0
Jan-26	780,585,695	772,592,310	7,993,384	0	0	0
Dec-25	793,996,209	793,996,209	0	0	0	0
Nov-25	794,606,837	779,341,174	15,265,663	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
18	10227225	14,968,046.25	14,996,037.63	25,250,000.00	05/06/21	1,359,386.82	2.09000	09/30/25	06/05/31	296
28	10227234	7,437,219.61	7,557,414.03	139,210,000.00	07/30/26	1,887,423.93	2.36000	12/31/23	12/06/29	187
48	10221107	4,721,267.41	4,749,993.23	8,500,000.00	04/20/21	475,341.97	2.23000	09/30/25	07/01/31	296
Totals		27,126,533.27	27,303,444.89	172,960,000.00		3,722,152.72

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
18	10227225	OF	PA	02/19/26	7
"	10/13/2026

The Special Servicer has engaged Holland & Knight as counsel. Counsel has filed the Complaint for Foreclosure and for a Receiver on 9/16/26. Are awaiting the court to set a date for the hearing concerning appointment of a

Receiver. Borr ower is continuing leasing efforts.
"

28	10227234	LO	Various	04/30/24	7
"	10/13/2026

The Borrower filed for Chapter 11 bankruptcy protection on June 26, 2024. The Borrower and Lender thereafter agreed to a court-approved plan providing for the sale of all collateral, and the Lender was the successful bidder at the 363 S ale conducted on September 25, 2025. Title to each Property in the Portfolio transferred on November 12, 2025, and the assets are now REO. Further updates regarding the litigation wind-down will be provided as they become available. The Special Servicer c ontinues to evaluate sale strategies while negotiating extensions of the railroad contracts, and has completed a number of deferred maintenance items and cured brand standard deficiencies. Trailing-twelve-

month portfolio averages through August 2026 refle ct 58.1% occupancy,an ADR of $79.46, and RevPAR of $46.19 across the 40-property portfolio.
"

48	10221107	98	KY	06/23/26	13
"	10/13/2026	The Special Servicer is seeking to enforce the Cash Management provisions of the loan documents to capture the entire monthly ground-lease payment rather than just the loan debt-service.
"

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
		Loan				Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number	Group				Code¹	Date	Date	Date
43	10227243	1 0.00	3.84800%	0.00	3.84800%	10	08/07/25	08/06/25	08/06/25
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 27 of 29

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
18	0.00	0.00	4,000.00	0.00	0.00	0.00	0.00	0.00	13.52	0.00	0.00	0.00
28	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	0.00	4,000.00	0.00	0.00	3,438.73	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	11,500.00	0.00	0.00	3,438.73	0.00	0.00	13.52	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		14,952.25

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 29 of 29